Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    January 2, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS S&P 500 Plus Fund (the "Fund"), a series of DWS Value Equity Trust (the "Trust") (Reg. Nos. 2-78724, 811-1444)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on December 29, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357 or Mary Ann Laurinat at (617) 295-2569.


                                               Very truly yours,


                                               /s/Thomas H. Connors
                                               Thomas H. Connors
                                               Director and Senior Counsel

cc:      Jose Del Real, Vedder Price P.C.